Property plant and equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Incorporation by business combination	$ 6,644	$ 0	$ 148
Costs other	(15,112)	(22,001)	$ (17,283)
Buildings And Facilities [Member]
Statement [Line Items]
Balance at beginning of period		109,890
Costs		167,563
Accumulated depreciation		57,673
Net book amount property plant equipment		109,890
Additions	9,634	9,000
Disposals	1,196	17,411
Transfers	(1)	1,154
Transfers to assets held for sale		0
Currency translation adjustment	(1,039)	(2,659)
Depreciation charge	7,172	7,112
Balance at end of period	93,088	92,862
Costs other	165,045	157,647
Accumulated depreciation other	71,957	64,785
Net book amount property plant equipment end of period	93,088	92,862
Others [Member]
Statement [Line Items]
Balance at beginning of period		15,328
Costs		33,794
Accumulated depreciation		18,466
Net book amount property plant equipment		15,328
Additions	2,980	4,272
Disposals	1,942	1,270
Incorporation by business combination	4,135
Transfers	(196)	(1,154)
Transfers to assets held for sale		0
Currency translation adjustment	873	(1,157)
Depreciation charge	4,501	2,972
Balance at end of period	14,396	13,047
Costs other	40,335	34,485
Accumulated depreciation other	25,939	21,438
Net book amount property plant equipment end of period	14,396	13,047
Aggregate Property Plant And Equipment [Member]
Statement [Line Items]
Balance at beginning of period		753,946
Costs		967,345
Accumulated depreciation		213,399
Net book amount property plant equipment		753,946
Additions	44,741	67,824
Disposals	11,650	31,231
Incorporation by business combination	4,883
Transfers	25,127	26,918
Transfers to assets held for sale		(3,909)
Currency translation adjustment	(29,730)	(70,419)
Depreciation charge	32,405	31,415
Balance at end of period	712,680	711,714
Costs other	989,899	956,528
Accumulated depreciation other	277,219	244,814
Net book amount property plant equipment end of period	712,680	711,714
Owner Occupied Farmland [Member]
Statement [Line Items]
Balance at beginning of period		600,317
Costs		656,337
Accumulated depreciation		56,020
Net book amount property plant equipment		600,317
Additions	17,823	33,494
Disposals	8,489	11,874
Incorporation by business combination	748
Transfers	23,507	26,978
Transfers to assets held for sale	0	(3,909)
Currency translation adjustment	(28,112)	(61,816)
Depreciation charge	10,298	11,243
Balance at end of period	567,126	571,947
Costs other	644,687	639,210
Accumulated depreciation other	77,561	67,263
Net book amount property plant equipment end of period	567,126	571,947
Bearer Plants [Member]
Statement [Line Items]
Balance at beginning of period		22,821
Costs		52,745
Accumulated depreciation		29,924
Net book amount property plant equipment		22,821
Additions	10,921	18,098
Disposals	4	665
Transfers	(83)	(93)
Transfers to assets held for sale		0
Currency translation adjustment	(1,443)	(4,754)
Depreciation charge	7,664	7,703
Balance at end of period	29,431	27,704
Costs other	74,722	65,331
Accumulated depreciation other	45,291	37,627
Net book amount property plant equipment end of period	29,431	27,704
Machinery And Equipment [Member]
Statement [Line Items]
Balance at beginning of period		5,590
Costs		56,906
Accumulated depreciation		51,316
Net book amount property plant equipment		5,590
Additions	3,383	2,960
Disposals	19	11
Transfers	1,900	33
Transfers to assets held for sale		0
Currency translation adjustment	(9)	(33)
Depreciation charge	2,770	2,385
Balance at end of period	8,639	6,154
Costs other	65,110	59,855
Accumulated depreciation other	56,471	53,701
Net book amount property plant equipment end of period	$ 8,639	$ 6,154